Document and Entity Information	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Graf Acquisition Corp. IV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001845459
Amendment Flag	true
Amendment Description	Amendment No.1